December 29, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Fortitude Life Insurance & Annuity Company
    Fortitude Life Insurance & Annuity Company Variable Account B
    Definitive Filings Pursuant to Rule 497(j)
    Investment Company Act No. 811-05438
    Registration Statement Nos.:
        333-08853    333-96577
        333-71654    333-150220
        333-71672    333-152411
        333-71834

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:
1.With respect to the Prospectus Supplement included in each of the above-referenced Registration Statements, the form of Prospectus Supplement that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statements and
2.The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/ Richard E. Buckley

Richard E. Buckley

Richard E. Buckley
Senior Vice President and Assistant General Counsel
Fortitude Life Insurance & Annuity Company
10 Exchange Place, 22nd Floor
Jersey City, New Jersey 07302
T +1 (615) 981 8801
richard.buckley@fortitude-re.com